PNC
EQUITY AND FIXED INCOME FUNDS
A and C Shares

Growth & Income Fund
Equity Income Fund
Equity Growth Fund
Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund

Supplement dated August 19, 2008
to the
Prospectus dated September 28, 2007

Appointment of new sub-adviser for the International Equity Fund

At its meeting on August 15, 2008, the Board of Directors of PNC Funds, Inc. (the “Company”) approved GE Asset Management Incorporated (“GEAM”) as a sub-adviser to the International Equity Fund, subject to shareholder approval.  It is proposed that GEAM will join Artio Global Management LLC and Morgan Stanley Investment Management Limited in the management of the fund’s portfolio.

The Company is expected to call a special meeting of the shareholders of the fund, to be held sometime during the fourth quarter, for the purpose of voting on the new sub-advisory agreement.

PNC Funds
Institutional Shares

Growth & Income Fund
Equity Income Fund
Equity Growth Fund
Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Prime Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund

Supplement dated August 19, 2008
to the
Prospectus dated September 28, 2007

Appointment of new sub-adviser for the International Equity Fund

At its meeting on August 15, 2008, the Board of Directors of PNC Funds, Inc. (the “Company”) approved GE Asset Management Incorporated (“GEAM”) as a sub-adviser to the International Equity Fund, subject to shareholder approval.  It is proposed that GEAM will join Artio Global Management LLC and Morgan Stanley Investment Management Limited in the management of the fund’s portfolio.

The Company is expected to call a special meeting of the shareholders of the fund, to be held sometime during the fourth quarter, for the purpose of voting on the new sub-advisory agreement.